Consolidated statement of changes in equity (Parenthetical)		12 Months Ended
		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2019 SGD ($) shares	Aug. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2018 SGD ($) shares	May 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 SGD ($) shares	Jul. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2003 USD ($)	Dec. 31, 2000 USD ($)
Cumulative goodwill		$ 5,138,000,000
Total equity		$ 192,668,000,000		$ 194,249,000,000		$ 197,871,000,000								$ 196,224,000,000					$ 182,578,000,000
Dividends paid on ordinary shares per share (in dollars per share) | $ / shares		$ 0.51		$ 0.51		$ 0.51
Profit for the year		$ 8,708,000,000		$ 15,025,000,000		$ 11,879,000,000
Cancellation of shares	[1]	(1,000,000,000)		(1,998,000,000)	[2]	$ (3,000,000,000)
Increase in Deferred tax assets		$ 4,632,000,000		$ 4,450,000,000
GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities
Notional amount | £							£ 1,000,000,000
Other equity instruments interest rate		5.875%					5.875%	5.875%	5.875%
SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Notional amount									$ 750,000,000
Other equity instruments interest rate		5.00%					5.00%	5.00%	5.00%
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Notional amount		$ 3,000,000,000
Other equity instruments interest rate		6.00%					6.00%	6.00%	6.00%
SGD 1000m 4.700% Perpetual Subordinated Contingent Convertible Securities
Notional amount									$ 1,000,000,000
Other equity instruments interest rate		4.70%					4.70%	4.70%	4.70%
EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Notional amount | €								€ 1,250,000,000
Other equity instruments interest rate		4.75%					4.75%	4.75%	4.75%
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Notional amount		$ 1,500,000,000
Other equity instruments interest rate		5.625%					5.625%	5.625%	5.625%
8.125% Perpetual Subordinated Capital Securities
Notional amount		$ 2,200,000,000
Other equity instruments interest rate		8.125%					8.125%	8.125%	8.125%
8.000% Perpetual Subordinated Capital Securities, Series 2
Notional amount		$ 3,800,000,000
Other equity instruments interest rate		8.00%					8.00%	8.00%	8.00%
Contingent convertible securities | GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities
Notional amount | £							£ 1,000,000,000
Other equity instruments interest rate		5.875%					5.875%	5.875%	5.875%
Contingent convertible securities | SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Notional amount									$ 750,000,000
Other equity instruments interest rate		5.00%					5.00%	5.00%	5.00%
Contingent convertible securities | $3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Notional amount		$ 3,000,000,000
Other equity instruments interest rate		6.00%					6.00%	6.00%	6.00%
Contingent convertible securities | SGD 1000m 4.700% Perpetual Subordinated Contingent Convertible Securities
Notional amount									$ 1,000,000,000
Other equity instruments interest rate		4.70%					4.70%	4.70%	4.70%
Contingent convertible securities | EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Notional amount | €								€ 1,250,000,000
Other equity instruments interest rate		4.75%					4.75%	4.75%	4.75%
Contingent convertible securities | $1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Notional amount		$ 1,500,000,000
Other equity instruments interest rate		5.625%					5.625%	5.625%	5.625%
Treasury shares
Number of shares outstanding | shares		432,108,782		379,926,645		360,590,019	432,108,782	432,108,782	432,108,782		379,926,645	379,926,645			360,590,019	360,590,019
Merger and other reserves
Cumulative goodwill		$ 3,469,000,000
Total equity	[3],[4]	27,370,000,000		$ 29,777,000,000		$ 27,308,000,000								27,308,000,000					27,308,000,000
Cumulative acquisition value																				$ 15,796,000,000
Transfers	[3],[4],[5]	(2,475,000,000)		2,200,000,000
Cancellation of shares	[1],[3],[4]	68,000,000		269,000,000	[2]
Merger and other reserves | HSBC France
Cumulative acquisition value																						$ 8,290,000,000
Merger and other reserves | HSBC Finance Corporation
Cumulative acquisition value																					$ 12,768,000,000
Available-for-sale fair value reserve
Total equity	[6]					(350,000,000)													(477,000,000)
Retained earnings
Cumulative goodwill		1,669,000,000
Total equity	[3],[7]	136,679,000,000		138,191,000,000		139,999,000,000								139,414,000,000					136,795,000,000
Profit for the year	[3],[7]	7,383,000,000		13,727,000,000		10,798,000,000
Transfers	[3],[5],[7]	2,475,000,000		(2,200,000,000)
Cancellation of shares	[1],[3],[7]	(1,000,000,000)		(4,998,000,000)	[2]
Called up share capital and share premium
Total equity		24,278,000,000		23,789,000,000		20,337,000,000								20,337,000,000					22,715,000,000
Cancellation of shares	[1]	(68,000,000)		2,731,000,000	[2]	(3,000,000,000)
HSBC Holdings
Total equity		$ 145,044,000,000		$ 147,353,000,000		$ 103,787,000,000								104,677,000,000					104,858,000,000
Dividends paid on ordinary shares per share (in dollars per share) | $ / shares		$ 0.51		$ 0.51		$ 0.51
Distributable reserve		$ 31,656,000,000		$ 30,705,000,000
Profit for the year		9,041,000,000		52,825,000,000		$ 5,539,000,000
Cancellation of shares		(1,000,000,000)	[8]	(1,998,000,000)	[9]	(3,000,000,000)
Increase in Deferred tax assets		0		0
HSBC Holdings | Contingent convertible securities
Payments for debt issue costs				60,000,000		14,000,000
Intercompany debt issue costs				49,000,000		37,000,000
Tax effect of issuance of contingent convertible securities				11,000,000		10,000,000
HSBC Holdings | Contingent convertible securities | $4,150m Perpetual Subordinated Contingent Convertible Securities
Notional amount				4,150,000,000
HSBC Holdings | Contingent convertible securities | GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities
Notional amount | £											£ 1,000,000,000
HSBC Holdings | Contingent convertible securities | SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Notional amount												$ 750,000,000
HSBC Holdings | Contingent convertible securities | $3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Notional amount						$ 3,000,000,000
HSBC Holdings | Contingent convertible securities | SGD 1000m 4.700% Perpetual Subordinated Contingent Convertible Securities
Notional amount																$ 1,000,000,000
HSBC Holdings | Contingent convertible securities | EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Notional amount | €															€ 1,250,000,000
HSBC Holdings | Capital securities classified as equity
Payments for debt issue costs				172,000,000
Intercompany debt issue costs				23,000,000
HSBC Holdings | Capital securities classified as equity | $1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Notional amount		1,500,000,000
Payments for debt issue costs		$ 12,000,000
Other equity instruments interest rate		5.625%					5.625%	5.625%	5.625%
HSBC Holdings | Capital securities classified as equity | 8.125% Perpetual Subordinated Capital Securities
Notional amount				$ 2,200,000,000
Other equity instruments interest rate				8.125%							8.125%	8.125%
HSBC Holdings | Capital securities classified as equity | 8.000% Perpetual Subordinated Capital Securities, Series 2
Notional amount				$ 3,800,000,000
Other equity instruments interest rate				8.00%							8.00%	8.00%
HSBC Holdings | Treasury shares
Number of shares outstanding | shares		326,191,804		326,503,319		326,843,840	326,191,804	326,191,804	326,191,804		326,503,319	326,503,319			326,843,840	326,843,840
Total equity		$ 2,543,000,000		$ 2,546,000,000		$ 2,542,000,000
HSBC Holdings | Merger and other reserves
Total equity	[10]	37,539,000,000		39,899,000,000		37,381,000,000								37,381,000,000					37,371,000,000
Distributable reserve		15,731,000,000		15,731,000,000
Transfers	[10],[11]	(2,475,000,000)		2,200,000,000
Cancellation of shares	[10]	68,000,000	[8]	269,000,000	[9]
HSBC Holdings | Available-for-sale fair value reserve
Total equity						59,000,000													112,000,000
HSBC Holdings | Retained earnings
Total equity	[10],[12]	62,484,000,000		61,434,000,000		23,903,000,000								24,852,000,000					27,656,000,000
Distributable reserve		11,516,000,000		14,974,000,000
Profit for the year	[10],[12]	9,041,000,000		52,825,000,000		5,539,000,000
Transfers	[10],[11],[12]	2,475,000,000		(2,200,000,000)
Cancellation of shares	[10],[12]	(1,000,000,000)	[8]	(4,998,000,000)	[9]
HSBC Holdings | Retained earnings | HSBC Asia Holdings Overseas Limited
Profit for the year		0		44,893,000,000
HSBC Holdings | Share premium
Total equity		$ 13,959,000,000		13,609,000,000		10,177,000,000								10,177,000,000					$ 12,619,000,000
Cancellation of shares				2,836,000,000	[9]	$ (2,836,000,000)
2017 Share Buy-Back Program | Merger and other reserves
Cancellation of shares				164,000,000
2017 Share Buy-Back Program | Retained earnings
Cancellation of shares				(3,000,000,000)
2017 Share Buy-Back Program | Called up share capital and share premium
Cancellation of shares				2,836,000,000
2017 Share Buy-Back Program | HSBC Holdings | Merger and other reserves
Cancellation of shares				164,000,000
2017 Share Buy-Back Program | HSBC Holdings | Retained earnings
Cancellation of shares				(3,000,000,000)
2017 Share Buy-Back Program | HSBC Holdings | Share premium
Cancellation of shares				$ 2,836,000,000
August 2019 Share Buy Back Program
Authorized amount for share buy-back program										$ 1,000,000,000.0
August 2019 Share Buy Back Program | HSBC Holdings
Authorized amount for share buy-back program										$ 1,000,000,000
May 2018 Share Buy-Back Program
Authorized amount for share buy-back program													$ 2,000,000,000.0
February 2017 Share Buy-Back Program
Authorized amount for share buy-back program																		$ 1,000,000,000.0
July 2017 Share Buy-Back Program
Authorized amount for share buy-back program																	$ 2,000,000,000.0
IFRS 9
Decrease in net assets														1,600,000,000
Additional impairment allowance														2,200,000,000
Remeasurement of financial assets and liabilities														1,100,000,000
Increase in Deferred tax assets														400,000,000
Associates | IFRS 9
Decrease in net assets														$ 900,000,000

[1]	For further details, refer to Note 31 in the Annual Report and Accounts 2019. In August 2019, HSBC announced a share buy-back of up to $1.0bn, which was completed in September 2019. In May 2018, HSBC announced a share buy-back of up to $2.0bn, which was completed in August 2018. In February 2017, HSBC announced a share buy-back of up to $1.0bn, which was completed in April 2017. In July 2017, HSBC announced a share buy-back of up to $2.0bn, which was completed in November 2017. Shares bought back from these buy-back programmes have been cancelled.
[2]	This includes a re-presentation of the cancellation of shares to retained earnings and capital redemption reserve in respect of the 2017 share buy-back, under which retained earnings have been reduced by $3,000m, called up capital and share premium increased by $2,836m and other reserves increased by $164m.
[3]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[4]	Statutory share premium relief under section 131 of the Companies Act 1985 (the ‘Act’) was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC France in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC France and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited (‘HOHU’), following a number of intra-Group reorganisations. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.
[5]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2018, a part reversal of this impairment resulted in a transfer from retained earnings back to the merger reserve of $2,200m. At 31 December 2019, an additional impairment of $2,475m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.
[6]	The $350m at 31 December 2017 represents the IAS 39 available-for-sale fair value reserve as at 31 December 2017.
[7]	At 31 December 2019, retained earnings included 432,108,782 treasury shares (2018: 379,926,645; 2017: 360,590,019). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Global Markets.
[8]	In August 2019, HSBC announced a share buy-back of up to $1.0bn, which was completed in September 2019.
[9]	The 2018 year included a re-presentation of the cancellation of shares to retained earnings and capital redemption reserve in respect of the 2017 share buy-back, under which retained earnings has been reduced by $3,000m, share premium increased by $2,836m and other reserves increased by $164m.
[10]	HSBC Holdings distributable reserves at 31 December 2019 of $31,656m (2018: $30,705m) represents realised profits for the year included in retained earnings of $11,516m (2018: $14,974m) and in merger reserve of $15,731m (2018: $15,731m). The distributable reserves are lower than retained earnings of $62,484m (2018: $61,434m). In 2018, $44,893m (2019: nil) represented income generated from restructuring the Group’s Asia operation to meet resolution and recovery requirements, which does not form part of distributable reserves.
[11]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2018, a part reversal of this impairment resulted in a transfer from retained earnings back to the merger reserve of $2,200m. At 31 December 2019, an additional impairment of $2,475m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.
[12]	At 31 December 2019, retained earnings included 326,191,804 ($2,543m) of treasury shares (2018: 326,503,319 ($2,546m); 2017: 326,843,840 ($2,542m)).